SHARE CAPITAL AND RESERVES	12 Months Ended
Jul. 31, 2025
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES

5. SHARE CAPITAL AND RESERVES

(a) Authorized share capital

As at July 31, 2025 and July 31, 2024, the authorized share capital of the Company comprised an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

No preferred shares have been issued to date. All issued common shares are fully paid.

Shares issued during the year ended July 31, 2024

On September 8, 2023, the Company issued 500,000 common shares upon the exercise of 500,000 flow-through warrants at $0.20 for gross proceeds of flow-through funds of $100,000.

On September 28, 2023, the Company issued 500,000 common shares upon the exercise of 500,000 flow-through warrants at $0.20 for gross proceeds of flow-through funds of $100,000.

On October 30, 2023, the Company completed a private placement of 1,538,889 flow-through units at a price of $0.18 per unit for gross proceeds of flow-through funds of $277,000. Each flow-through unit consists of one flow-through common share and one flow-through common share purchase warrant (a “Warrant”). Each Warrant entitles the holder to purchase one additional flow-through common share at a price of $0.18 for a period of five years from the closing of the private placement. $15,389 of the proceeds was allocated to these warrants issued.

On November 27, 2023, the Company issued 250,000 common shares upon the exercise of 250,000 flow-through warrants at $0.20 for gross proceeds of flow-through funds of $50,000.

On December 5, 2023, the Company issued 416,667 common shares upon the exercise of 416,667 flow-through warrants at $0.18 for gross proceeds of flow-through funds of $75,000, and $4,167 of the fair value previously allocated to these warrants was transferred to share capital.

On December 18, 2023, the Company issued 277,778 common shares upon the exercise of 277,778 flow-through warrants at $0.18 for gross proceeds of flow-through funds of $50,000, and $2,778 of the fair value previously allocated to these warrants were transferred to share capital.

On February 7, 2024, the Company issued 705,555 common shares upon the exercise of 705,555 flow-through warrants at $0.18 for gross proceeds of flow-through funds of $127,000, and $7,055 of the fair value previously allocated to these warrants was transferred to share capital.

On March 20, 2024, the Company issued 750,000 common shares (valued at $210,000) to Eagle Plains Resources Ltd., an arms-length vendor for the acquisition of the Lone Pine mineral claim (Note 4(a)).

On March 22, 2024, the Company issued 15,000 common shares (valued at $4,350) to Shawn Merkley, an arms-length vendor for the acquisition of the North mineral claim (Note 4(a)).

On May 30, 2024, the Company issued 3,300,000 flow-through shares (“FT Shares”) at $0.35 per FT Share for gross proceeds of flow-through funds of $1,155,000, and 6,000,000 non-flow-through shares (“Non-FT Shares”) at $0.35 per Non-FT Share for gross proceeds of $2,100,000. A key new investor, the Sutton Group Inc., subscribed for 6,000,000 of Non-FT Shares and became an insider of the Company, and 3,300,000 FT Shares were issued to Robert Dickinson, a director of the Company. These securities were subject to a 4-month hold period in Canada, and no commissions were paid in connection with the financings.

On July 8, 2024, the Company issued 750,000 common shares upon the exercise of 750,000 flow-through warrants at $0.20 for gross proceeds of flow-through funds of $150,000.

In connection with the private placements completed during the year ended July 31, 2024, the Company incurred $17,174 of share issuance costs.

Shares issued during the year ended July 31, 2025

On March 12, 2025, the Company issued 30,000 shares with fair value of $18,000 to Shawn Merkley, an arms-length vendor for the acquisition of the North mineral claim (Note 4(a)). 30,000 shares were measured at $18,000, with $8,700 recognized as shares to be issued for the year ended July 31, 2024.

On March 18, 2025, the Company completed a private placement of 1,700,000 flow-through units at a price of $0.42 per unit for gross proceeds of flow-through funds for $714,000. Each flow-through unit consists of one flow-through common share and one-half of one flow-through common share purchase warrant (a “FT Warrant”). Each FT Warrant entitles the holder to purchase one additional flow-through common share at a price of $0.60 for a period of one year from the date of issuance, and is subject to an accelerated exercise provision whereby if the Company’s common shares trade at $1.00 or higher for 10 consecutive trading days on the TSX Venture Exchange then the holder will have 30 days to exercise the Warrant.

On March 18, 2025, the Company completed a private placement of 8,300,000 units at a price of $0.42 per unit for gross proceeds of $3,486,000. Each unit consists of one common share and one-half common share purchase warrant (a “Warrant”). Each Warrant entitles the holder to purchase one additional common share at a price of $0.60 for a period of one year from the date of issuance, and is subject to an accelerated exercise provision whereby if the Company’s common shares trade at $1.00 or higher for 10 consecutive trading days on the TSX Venture Exchange then the holder will have 30 days to exercise the Warrant.

On July 22, 2025, the Company issued 750,000 common shares upon the exercise of 750,000 flow-through warrants at $0.20 for gross proceeds of flow-through funds of $150,000.

Flow-through shares premium liability and expenditures commitment

Year ended July 31, 2025

During the year ended July 31, 2025, the Company completed an issuance of flow-through shares for total gross proceeds of $864,000.

The Company did not recognize any flow-through share premium liability for the 17,000,000 flow-through units issued on March 18, 2025, as the unit price was equal to that of a non-flow-through unit at $0.42.

The Company also did not recognize any flow-through share premium liability for the 750,000 shares issued upon the exercise of the flow-through warrants on July 22, 2025, as the exercise price of each flow-through warrants of $0.20 was less than the closing market value of $0.64 on July 22, 2025.

Year ended July 31, 2024

During the year ended July 31, 2024, the Company completed eight issuances of flow-through shares for total gross proceeds of $2,084,000.

The Company recognized a flow-through share premium liability of $62,778 to account for the excess of the subscription or exercise price at $0.20 over the fair value of the shares issued on September 8 (closing quote at $0.19 per share), September 28, 2023 (closing quote at $0.17 per share), on November 27 (closing quote at $0.14 per share), and for the excess of the subscription or exercise price at $0.18 over the fair value of the shares issued on December 5 (closing quote at $0.14 per share) and December 18, 2023 (closing quote at $0.14 per share).

The Company did not recognize any flow-through share premium liability for the flow through share issuance on October 30, 2023, as the $0.18 unit price has allocated $0.17 to the common shares and $0.01 residual value of the total unit price to the warrants issued on October 30, 2023.

The Company did not recognize any flow-through share premium liability for the flow through share issuance on February 7, 2024, as the $0.18 unit price has been allocated entirely to the issued common shares. The closing quote of the shares at $0.18 on February 7, 2024 resulted in no residual value to allocate to either warrants or flow-through share premium liability.

The Company did not recognize any flow-through share premium liability for the flow through share issuance on July 8, 2024, as the $0.20 unit price has been allocated entirely to the issued common shares. The closing quote of the shares at $0.46 on July 8, 2024 resulted in no residual value to allocate to either warrants or flow-through share premium liability.

The Company did not recognize any flow-through share premium liability for the flow-through share issuance on May 30, 2024, as the unit price of each flow-through share was equal to that of a non-flow-through share at $0.35.

A summary of the changes in the Company’s flow-through shares premium liability was as follows:

Flow-through shares premium liability	2025	2024
Balance as at July 31, 2024	$-	$-
Flow-through shares issuance with premium recognition	-	62,778
Amortization	-	(20,000)
Balance as at July 31, 2025 & 2024	$-	$42,778

Future Flow-through shares commitments

During the year ended July 31, 2025, the Company had $150,000 in unspent flow-through proceeds that remain to be incurred on eligible exploration expenditures.

(b) Warrants

Share purchase warrants transactions are summarized as follows:

	Number of Outstanding Warrants	Weighted Average Exercise Price
Balance, July 31, 2023	2,750,000	$0.20
Issued	1,538,889	0.18
Exercised	(3,400,000)	0.19
Balance, July 31, 2024	888,889	$0.20
Issued	5,000,000	0.60
Exercised	(750,000)	0.20
Balance, July 31, 2025	5,138,889	$0.59

As at July 31, 2025, stock warrants outstanding and exercisable are as follows:

	Outstanding Options	Exercise Price
October 30, 2028	138,889	$0.18
March 18, 2026	5,000,000	$0.60

As at July 31, 2025, the weighted average remaining of the outstanding warrants was 0.70 years.

(c) Options

Stock option transactions are summarized as follows:

	Number of Outstanding Options	Weighted Average Exercise Price
Balance, July 31, 2023 and 2024	4,200,000	$0.20
Granted	1,000,000	0.60
Balance, July 31, 2025	5,200,000	$0.28

As at July 31, 2025, stock options outstanding and exercisable are as follows:

	Outstanding Options	Exercise Price
October 31, 2027	3,204,300	$0.20
April 24, 2028	500,000	$0.77
January 15, 2030	500,000	$0.44
January 11, 2032	995,700	$0.20

As at July 31, 2025, the weighted average remaining life of the outstanding options was 3.31 years.

On October 31, 2022, the Company granted 3,204,300 stock options to two directors of the Company at an exercise of $0.20 per option for a period of 5 years. The options fully vested as granted and valued at $640,860 using the Black- Scholes option pricing model with the following weighted average assumptions: expected life of 5 years, volatility of 478%, dividend yield of 0%, and risk- free rate of 3.43%. The fair value of the stock options granted was recognized to equity-settled share-based compensation in the amount of $640,860 in the year ended July 31, 2023.

On January 15, 2025, 500,000 stock options to two consultants of the Company at an exercise of $0.435 per option for a period of 5 years. 125,000 stock options were fully vested on January 15, 2025. 125,000 stock options will be fully vested on April 15, 2025.  125,000 stock options will be fully vested on July 15, 2025. 125,000 stock options will be fully vested on October 15, 2025.  The grant date fair value of these options were valued at $190,500 using the Black-Scholes option pricing model with the following weighted average assumptions: expected life of 5 years, volatility of 130%, dividend yield of 0%, and risk- free rate of 3.14%. The portion of the fair value of the stock options vested according to the graded vesting method was recognized to equity-settled share-based compensation in the amount of $177,242 in the year ended July 31, 2025.

On April 24, 2025, 500,000 stock options to a consultant of the Company at an exercise of $0.77 per option for a period of 3 years. 500,000 stock options were fully vested on the date of grant.  The grant date fair value of these options were valued at $239,500 using the Black-Scholes option pricing model with the following weighted average assumptions: expected life of 3 years, volatility of 92%, dividend yield of 0%, and risk- free rate of 2.61%.  The fair value of the stock options granted was recognized to equity-settled share-based compensation in the amount of $239,500.